UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

West Loop Realty Fund
(Class A: REIAX)
(Class C: REICX)
(Institutional Class: REIIX)

SEMI-ANNUAL REPORT
June 30, 2015

West Loop Realty Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Asset	6
Financial Highlights	7
Notes to Financial Statements	10
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the West Loop Realty Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.5%
	CONSUMER, CYCLICAL – 4.1%
	HOTELS & MOTELS – 4.1%
35,000	Hilton Worldwide Holdings, Inc.*	$964,250
20,000	Starwood Hotels & Resorts Worldwide, Inc.	1,621,800
		2,586,050
		2,586,050

	FINANCIAL – 93.4%
	REITS-APARTMENTS – 20.1%
35,000	American Campus Communities, Inc. - REIT	1,319,150
17,500	AvalonBay Communities, Inc. - REIT	2,797,725
41,000	Camden Property Trust - REIT	3,045,480
18,000	Equity Residential - REIT	1,263,060
12,000	Essex Property Trust, Inc. - REIT	2,550,000
50,000	UDR, Inc. - REIT	1,601,500
		12,576,915

	REITS-DATA CENTERS/TECH – 10.8%
19,000	American Tower Corp. - REIT	1,772,510
22,000	CoreSite Realty Corp. - REIT	999,680
29,000	Crown Castle International Corp. - REIT	2,328,700
56,000	CyrusOne, Inc. - REIT	1,649,200
		6,750,090

	REITS-DIVERSIFIED – 5.9%
40,000	American Assets Trust, Inc. - REIT	1,568,400
125,000	Armada Hoffler Properties, Inc. - REIT	1,248,750
35,000	Washington Real Estate Investment Trust - REIT	908,250
		3,725,400

	REITS-HEALTH CARE – 2.2%
60,000	Healthcare Realty Trust, Inc. - REIT	1,395,600

	REITS-HOTELS – 5.3%
87,000	Hersha Hospitality Trust - REIT	2,230,680
55,000	Host Hotels & Resorts, Inc. - REIT	1,090,650
		3,321,330

	REITS-INDUSTRIAL – 7.8%
65,000	Duke Realty Corp. - REIT	1,207,050
36,500	EastGroup Properties, Inc. - REIT	2,052,395
43,000	Prologis, Inc. - REIT	1,595,300
		4,854,745

	REITS-OFFICE PROPERTY – 13.9%
20,000	Boston Properties, Inc. - REIT	2,420,800
165,000	Cousins Properties, Inc. - REIT	1,712,700
35,000	Douglas Emmett, Inc. - REIT	942,900

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	REITS-OFFICE PROPERTY (Continued)
72,000	Empire State Realty Trust, Inc. - Class A - REIT	$1,228,320
25,000	Vornado Realty Trust - REIT	2,373,250
		8,677,970
	REITS-REGIONAL MALLS – 17.5%
95,000	General Growth Properties, Inc. - REIT	2,437,700
20,000	Macerich Co. - REIT	1,492,000
33,000	Simon Property Group, Inc. - REIT	5,709,660
41,000	Tanger Factory Outlet Centers, Inc. - REIT	1,299,700
		10,939,060
	REITS-SHOPPING CENTERS – 4.9%
88,000	Kite Realty Group Trust - REIT	2,153,360
44,000	Urban Edge Properties - REIT	914,760
		3,068,120
	REITS-STORAGE – 5.0%
36,000	Sovran Self Storage, Inc. - REIT	3,128,760
		58,437,990
	TOTAL COMMON STOCKS (Cost $61,601,563)	61,024,040

Principal Amount

	SHORT-TERM INVESTMENTS – 2.1%
$1,284,258	UMB Money Market Fiduciary, 0.01%[1]	1,284,258

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,284,258)	1,284,258

	TOTAL INVESTMENTS – 99.6% (Cost $62,885,821)	62,308,298
	Other Assets in Excess of Liabilities – 0.4%	227,403

	TOTAL NET ASSETS – 100.0%	$62,535,701

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
SUMMARY OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
REITS-Apartments	20.1%
REITS-Regional Malls	17.5%
REITS-Office Property	13.9%
REITS-Data Centers/Tech	10.8%
REITS-Industrial	7.8%
REITS-Diversified	5.9%
REITS-Hotels	5.3%
REITS-Storage	5.0%
REITS-Shopping Centers	4.9%
Hotels & Motels	4.1%
REITS-Health Care	2.2%
Total Common Stocks	97.5%
Short-Term Investments	2.1%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

West Loop Realty Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $62,885,821)	$62,308,298
Receivables:
Fund shares sold	1,115,814
Dividends and interest	184,361
Prepaid expenses	62,303
Total assets	63,670,776

Liabilities:
Payables:
Investment securities purchased	1,009,480
Fund shares redeemed	43,840
Advisory fees	32,666
Shareholder servicing fees (Note 6)	5,552
Distribution fees - Class A & Class C (Note 7)	3,118
Transfer agent fees and expenses	9,208
Auditing fees	8,691
Fund administration fees	8,050
Fund accounting fees	6,819
Custody fees	1,955
Chief Compliance Officer fees	1,357
Trustees' fees and expenses	866
Accrued other expenses	3,473
Total liabilities	1,135,075

Net Assets	$62,535,701

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$61,325,684
Accumulated net investment income	373
Accumulated net realized gain on investments	1,787,167
Net unrealized appreciation/depreciation on investments	(577,523)
Net Assets	$62,535,701

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,909,304
Shares of benficial interest issued and outstanding	319,765
Redemption price[1]	12.23
Maximum sales charge (5.75% of offering price)[2]	0.75
Maximum offering price to public	$12.98

Class C Shares:
Net assets applicable to shares outstanding	$2,960,600
Shares of benficial interest issued and outstanding	242,965
Redemption price[3]	$12.19

Institutional Class Shares:
Net assets applicable to shares outstanding	$55,665,797
Shares of benficial interest issued and outstanding	4,549,946
Redemption price	$12.23

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of the purchase.
[2]	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
STATEMENT OF OPERATIONS
For the Six Months ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$535,687
Interest	93
Total investment income	535,780

Expenses:
Advisory fees	233,451
Fund administration fees	29,855
Transfer agent fees and expenses	28,911
Registration fees	23,952
Shareholder servicing fees (Note 6)	22,230
Fund accounting fees	21,685
Distribution fees - Class C (Note 7)	11,536
Auditing fees	8,691
Chief Compliance Officer fees	7,302
Shareholder reporting fees	6,563
Distribution fees - Class A (Note 7)	4,286
Custody fees	4,276
Legal fees	3,969
Miscellaneous	3,825
Trustees' fees and expenses	3,486
Excise Tax	976
Insurance fees	595

Total expenses	415,589
Advisory fees waived	(107,000)
Net expenses	308,589
Net investment income	227,191

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	1,636,787
Net change in unrealized appreciation/depreciation on investments	(4,822,868)
Net realized and unrealized loss on investments	(3,186,081)

Net Decrease in Net Assets from Operations	$(2,958,890)

See accompanying Notes to Financial Statements.

West Loop Realty Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)
		For the
		Year Ended
		December 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$227,191	$268,388
Net realized gain on investments	1,636,787	535,135
Net change in unrealized appreciation/depreciation on investments	(4,822,868)	4,245,345
Net increase (decrease) in net assets resulting from operations	(2,958,890)	5,048,868

Distributions to Shareholders:
From net investment income:
Class A	(16,177)	(9,371)
Class C	(3,587)	(1,637)
Institutional Class	(258,551)	(218,077)
From net realized gain
Class A	-	(26,156)
Class C	-	(19,696)
Institutional Class	-	(338,903)
Total distributions to shareholders	(278,315)	(613,840)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,166,429	2,750,767
Class C	1,410,013	1,588,073
Institutional Class	33,095,404	26,127,945
Reinvestment of distributions:
Class A	16,067	35,392
Class C	3,587	21,333
Institutional Class	242,268	555,888
Cost of shares redeemed:
Class A	(581,066)	(445,857)
Class C	(991)	(3,336)
Institutional Class	(4,470,915)	(1,183,123)
Net increase in net assets from capital transactions	31,880,796	29,447,082

Total increase in net assets	28,643,591	33,882,110

Net Assets:
Beginning of period	33,892,110	10,000
End of period	$62,535,701	$33,892,110

Accumulated net investment income	$373	$51,497

Capital Share Transactions:
Shares sold:
Class A	165,713	231,711
Class C	108,294	132,756
Institutional Class	2,550,705	2,379,263
Shares reinvested:
Class A	1,268	2,892
Class C	290	1,733
Institutional Class	19,157	46,133
Shares redeemed:
Class A	(44,857)	(37,212)
Class C	(80)	(278)
Institutional Class	(343,512)	(102,300)
Net increase from capital share transactions	2,456,978	2,654,698

See accompanying Notes to Financial Statements.

West Loop Realty Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2015 (Unaudited)		For the	For the
			Year Ended	Period Ended
			December 31, 2014	December 31, 2013*
Net asset value, beginning of period	$12.76		$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.05		0.14	-
Net realized and unrealized gain (loss) on investments	(0.53)		2.87	-
Total from investment operations	(0.48)		3.01	-

Less Distributions:
From net investment income	(0.05)		(0.10)	-
From net realized gain	-		(0.15)	-
Total distributions	(0.05)		(0.25)	-

Net asset value, end of period	$12.23		$12.76	$10.00

Total return [2]	(3.75)%	[3]	30.32%	-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,909		$2,521	$3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.96%	[4]	2.84%	-
After fees waived and expenses absorbed	1.50%	[4]	1.50%	-
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.33)%	[4]	(0.22)%	-
After fees waived and expenses absorbed	0.79%	[4]	1.12%	-

Portfolio turnover rate	16%	[3]	13%	-

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended June 30, 2015 (Unaudited)
			For the	For the
			Year Ended	Period Ended
			December 31, 2014	December 31, 2013*
Net asset value, beginning of period	$12.72		$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	-		0.05	-
Net realized and unrealized gain (loss) on investments	(0.52)		2.87	-
Total from investment operations	(0.52)		2.92	-

Less Distributions:
From net investment income	(0.01)		(0.05)	-
From net realized gain	-		(0.15)	-
Total distributions	(0.01)		(0.20)	-

Net asset value, end of period	$12.19		$12.72	$10.00

Total return [3]	(4.05)%	[4]	29.29%	-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,961		$1,711	$2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.71%	[5]	3.59%	-
After fees waived and expenses absorbed	2.25%	[5]	2.25%	-
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.42)%	[5]	(0.97)%	-
After fees waived and expenses absorbed	0.04%	[5]	0.37%	-

Portfolio turnover rate	16%	[4]	13%	-

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of the date of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended June 30, 2015 (Unaudited)
			For the	For the
			Year Ended	Period Ended
			December 31, 2014	December 31, 2013*
Net asset value, beginning of period	$12.76		$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.07		0.16	-
Net realized and unrealized gain (loss) on investments	(0.53)		2.87	-
Total from investment operations	(0.46)		3.03	-

Less Distributions:
From net investment income	(0.07)		(0.12)	-
From net realized gain	-		(0.15)	-
Total distributions	(0.07)		(0.27)	-

Net asset value, end of period	$12.23		$12.76	$10.00

Total return[2]	(3.64)%	[3]	30.51%	-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,666		$29,660	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.71%	[4]	2.59%	-
After fees waived and expenses absorbed	1.25%	[4]	1.25%	-
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.58%	[4]	0.03%	-
After fees waived and expenses absorbed	1.04%	[4]	1.37%	-

Portfolio turnover rate	16%	[3]	13%	-

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

Note 1 – Organization
West Loop Realty Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 30, 2014, the Fund was known as Chilton Realty Income and Growth Fund. The Fund seeks to achieve current income and long-term growth of capital. The Fund commenced investment operations on December 31, 2013, with three classes of shares, Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Real Estate Market Risk
The Fund concentrates investment of its assets in the real estate industry. Therefore, investment in the Fund will be closely linked to the performance of the real estate markets and will be susceptible to adverse economic, legal, regulatory, employment, cultural or technological developments in the industry.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor engages Chilton Capital Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until April 30, 2016, and may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2015, the Advisor waived its advisory fees totaling $107,000. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At June 30, 2015, the amount of these potentially recoverable expenses was $374,839. The Advisor may recapture all or a portion of these amounts no later than December 31 of the years stated below:

2017	$267,839
2018	107,000

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The amount of net selling commissions and deferred sales charges from the Fund’s Class A and Class C Shares received by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the six months ended June 30, 2015 were as follows:

	Class A	Class C
Net Selling Commissions	$33,975	$-
Deferred Sales Charge	$-	$-

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2015, are reported on the Statement of Operations.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 4 – Federal Income Taxes
At June 30, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$62,885,820

Gross unrealized appreciation	$2,446,532
Gross unrealized depreciation	(3,024,054)
Net unrealized appreciation	$(577,522)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2014, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
$ (12,194)	$ 12,194	$ -

As of December 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$86,949
Undistributed long-term capital gains	114,928
Accumulated earnings	201,877

Accumulated capital and other losses	-
Unrealized appreciation on investments	4,245,345
Total accumulated earnings	$4,447,222

The tax character of distributions paid during the fiscal years ended December 31, 2014 and December 31, 2013 were as follows:

Distribution paid from:	2014	2013
Ordinary income	$525,308	$-
Long-term capital gains	88,532	-
Total distributions paid	$613,840	$-

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 5- Investment Transactions
For the six months ended June 30, 2015, purchases and sales of investments, excluding short-term investments, were $38,665,077 and $7,156,077, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. For the six months ended June 30, 2015, HRC did not receive any sales charges or distribution fees from the Distributor pursuant to the wholesaling agreement.

For the six months ended June 30, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$61,024,040	$-	$-	$61,024,040
Short-Term Investments	1,284,258	-	-	1,284,258
Total Investments	$62,308,298	$-	$-	$62,308,298

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

West Loop Realty Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses
The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 – 6/30/15*
Class A Shares
Actual Performance	$1,000.00	$962.50	$7.30
Hypothetical (5% annual return before expenses)	1,000.00	1,017.29	7.50
Class C Shares
Actual Performance	1,000.00	959.50	10.93
Hypothetical (5% annual return before expenses)	1,000.00	1,013.59	11.23
Institutional Share Class
Actual Performance	1,000.00	963.60	6.09
Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.25% and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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West Loop Realty Fund
a series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
14 Wall Street Suite 3A
New York, New York 10005

Sub-Advisor
Chilton Capital Management, LLC
1177 West Loop South, Suite 1310
Houston, Texas 77027

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
West Loop Realty Fund - Class A	REIAX	46141P 446
West Loop Realty Fund - Class C	REICX	46141P 438
West Loop Realty Fund - Institutional Class	REIIX	46141P 420

Privacy Principles of the West Loop Realty Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the West Loop Realty Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

West Loop Realty Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/3/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/3/15

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/3/15